Supplement to the
Strategic Advisers® Fidelity® International Fund
April 29, 2026
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section under "Sub-Adviser - FIAM".
Diversified International: 0.32% on the first $3.5 billion in assets and 0.27% on any amount in excess of $3.5 billion in assets.
International Discovery: 0.32% on the first $3.5 billion in assets and 0.27% on any amount in excess of $3.5 billion in assets.
International Growth: 0.32% on the first $3.5 billion in assets and 0.27% on any amount in excess of $3.5 billion in assets.

SIL-SSTK-0626-109-1.919461.109	June 11, 2026

Supplement to the
Strategic Advisers® International Fund
April 29, 2026
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section under "Sub-Adviser - FIAM".
Diversified International: 0.32% on the first $3.5 billion in assets and 0.27% on any amount in excess of $3.5 billion in assets.
International Discovery: 0.32% on the first $3.5 billion in assets and 0.27% on any amount in excess of $3.5 billion in assets.
International Growth: 0.32% on the first $3.5 billion in assets and 0.27% on any amount in excess of $3.5 billion in assets.

SIT-SSTK-0626-112-1.919464.112	June 11, 2026

Supplement to the
Strategic Advisers® Emerging Markets Fund
April 29, 2026
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section under "Sub-Adviser - FIAM".
Emerging Markets Opportunities: 0.35% on all assets.

SAE-SSTK-0626-110-1.9862942.110	June 11, 2026